Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Prepaid Expenses and Other Current Assets
Prepaid
expenses and other current assets consisted of the following:

	September 30, 2022	December 31, 2021

Prepaid insurance	$1,274,263	$—
Contract assets	—	85,018
Insurance recovery receivable	—	136,250
Other	51,490	49,380

Prepaid expenses and other current assets	$1,325,753	$270,648

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2021	2020
Contract assets	$85,018	$—
Insurance recovery receivable	136,250
Prepaid employee benefits	2,000	10,722
Prepaid rent	—	11,201
Other	47,380	17,770

Prepaid expenses and other current assets	$270,648	$39,693